Provisions, including post-retirement benefits - Summary of Provisions, including post-retirement benefits (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [Line Items]
Remaining lives of operations and infrastructure present closure obligation	17 years	20 years
Remaining lives of operations and infrastructure	one to over 60 years
Close-down and restoration costs and environmental clean-up obligations	$ 9,975	$ 9,983
Risk free interest rate on provisions	2.00%
Provision	$ 13,608	14,642	$ 13,794
Non-current provisions	$ 12,552	$ 13,367
Diavik Diamond Mines (2012) Inc. [Member]
Disclosure of other provisions [Line Items]
Adjustment to record obligations for close-down and restoration	100.00%	60.00%
Bottom of range [Member]
Disclosure of other provisions [Line Items]
Risk free interest rate on provisions	0.50%
Top of range [Member]
Disclosure of other provisions [Line Items]
Provision	$ 1,139
Other employee entitlements [member]
Disclosure of other provisions [Line Items]
Provision for long service leave	242	$ 292
Provision for redundancy and severance payments	46	24
Provision	360	389
Non-current provisions	86
Close down and restoration/ environmental [member]
Disclosure of other provisions [Line Items]
Provision	9,975	9,983
Non-current provisions	9,499
Provisions relating to insurance recoveries and other financial assets held	110	75
Close down and restoration/ environmental [member] | Between 1 and 5 years [Member]
Disclosure of other provisions [Line Items]
Non-current provisions	535	336
Close down and restoration/ environmental [member] | After 5 years [Member]
Disclosure of other provisions [Line Items]
Non-current provisions	$ 683	$ 839